SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	3-30

Schedule of property and equipment

Years
Buildings	15-50
Leasehold improvements	2-10
Switching equipment	3-15
Telegraph, telex, and data communication equipment	5-15
Transmission installation and equipment	3-40
Satellite, earth station, and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Vehicles	4-8
Other telecommunication peripherals	5
Office equipment	2-5
Other equipment	2-5

Schedule of estimated useful life of ROU assets

Years
Land rights	1-50
Buildings	1-30
Transmission installation and equipment	1-25
Vehicles	1-6
Others	1-6

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2022		2023
	Buy	Sell	Buy	Sell
United States Dollar (“US$”) 1	15,567	15,571	15,396	15,401
Australian Dollar (“AU$”) 1	10,583	10,589	10,499	10,505
Singapore Dollar (“SGD”) 1	11,614	11,622	11,666	11,673
New Taiwan Dollar (“TWD”) 1	508.15	508.47	501.32	501.53
Euro ("EUR") 1	16,623	16,635	17,025	17,036
Japanese Yen ("JPY") 1	118.12	118.17	108.78	108.82
Malaysian Ringgit ("MYR") 1	3,529	3,539	3,350	3,359
Hong Kong Dollar (“HKD”) 1	1,996	1,997	1,971	1,971
Myanmar Kyat (“MMK”) 1	7.39	7.44	7.31	7.35
China Yuan ("CNY") 1	2,244	2,246	2,166	2,167